RELATED PARTY TRANSACTIONS - Founder Shares (Details) - Galata Acquisition Corp.		12 Months Ended
	Mar. 18, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares
RELATED PARTY TRANSACTIONS
Deferred offering cost | $		$ 567,396
Founder Shares
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture	0
Founder Shares | Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Issuance of Class B ordinary shares to Sponsor (in shares)	3,593,750
Deferred offering cost | $	$ 25,000
Shares subject to forfeiture	468,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days